PRUDENTIAL JENNISON 20/20 FOCUS FUND

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

March 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(b) Filing for Prudential Jennison 20/20 Focus Fund

     Registration numbers 333-43491 and 811-08587

Dear Sir or Madam,

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates March 28, 2011 as its effective date.
     As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                              Sincerely,

                              /s/ Jonathan D. Shain

                              Jonathan D. Shain

                              Assistant Secretary